STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - NORTHEAST COMMUNITY BANK EMPLOYEES' SAVINGS & PROFIT SHARING PLAN AND TRUST - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments, at fair value:
Investments at fair value	$ 22,191,838	$ 18,623,791
Receivables:
Contributions receivable	0	26,821
Notes receivable from participants	394,124	408,023
Total assets	22,585,962	19,058,635
Net assets available for benefits	22,585,962	19,058,635
Northeast Community Bancorp, Inc. Stock
Investments, at fair value:
Investments at fair value	3,628,119	3,700,568
Common collective trust
Investments, at fair value:
Investments at fair value	247,871	231,404
Mutual funds
Investments, at fair value:
Investments at fair value	$ 18,315,848	$ 14,691,819